15. INCOME TAX	12 Months Ended
Dec. 31, 2022
Notes
15. INCOME TAX

15.INCOME TAX

A reconciliation of income taxes at statutory rates is as follows:

	2022	2021	2020

Net loss	$(329,789)	$(5,997)	$(138,911)

Expected income tax recovery	$(89,000)	$(2,000)	$(37,000)
Effect of foreign tax rate	(10,000)	(24,000)	(16,000)
Non-deductible items	(22,000)	4,000	1,000
Deductible items	(16,000)	-	(6,000)
Unrecognized benefit of non-capital losses	137,000	22,000	58,000

	$-	$-	$-

The significant components of the Company’s deferred income tax assets are as follows:

	2022	2021

Deferred income tax assets
Non-capital loss carryforwards	$2,196,000	$2,045,000
Allowable capital losses	45,000	9,000
Share issue costs	18,000	12,000
	2,259,000	2,066,000
Valuation allowance	(2,259,000)	(2,066,000)

Net deferred income tax assets	$-	$-

The Company has available for deduction against future taxable income non-capital losses of approximately $8,132,500 in Canada (2021 - $7,574,500). These losses, if not utilized, will expire through to 2042. Tax benefits which may arise as a result of these non-capital losses have not been recognized in these consolidated financial statements and have been offset by a valuation allowance. The following table shows the non-capital losses in Canada:

Year of Origin	Year of Expiry	Non-capital losses

2008	2028	$ 10,500
2009	2029	45,000
2010	2030	38,500
2010	2030	325,000
2011	2031	51,500
2012	2032	798,000
2013	2033	606,000
2014	2034	921,000
2015	2035	837,000
2016	2036	1,007,000
2017	2037	854,000
2018	2038	657,000
2019	2039	504,000
2020	2040	476,000
2021	2041	444,000
2022	2042	558,000
		$ 8,132,500